SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION

23. SHARE-BASED COMPENSATION

23.1 Stock options granted by the Company

On December 15, 2004, in connection with its initial public offering, the Company adopted a share option plan (“2004 Option Plan”). As of December 31 2012, the total number of ordinary shares reserved in the 2004 Option Plan was 6,449,614 shares. The maximum contractual term of the awards under this plan shall be no more than five years from the date of grant. The options granted under this plan shall be at the money on the date of grant and typically vest over a three-year period, with one third of the options to vest on the each of the anniversary after the grant date.

As of December 31, 2012, options to purchase 3,415,741 ordinary shares were outstanding and options to purchase 1,928,177 ordinary shares were available for future grant under the 2004 Option Plan. The following table summarizes the Company’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	3,806,615	US$	5.64	3.60	US$	6,351,833
Exercised	(28,321)	US$	5.13
Forfeited	(362,553)	US$	7.83

Outstanding at December 31, 2012	3,415,741	US$	5.41	2.70		Nil

Vested and expected to vest at December 31, 2012	3,379,045	US$	5.41	2.70		Nil

Exercisable at December 31, 2012	2,561,937	US$	5.41	2.66		Nil

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised during the year was US$4,579, US$41,165 and US$31,563 for year ended December 31, 2010, 2011 and 2012, respectively.

The weighted-average grant-date fair value of options granted during the years 2010 and 2011 was US$2.23 and US$1.92, respectively. The fair value of the share options were measured on the respective grant dates based on the Black-Scholes option pricing model, with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield. No options were granted during year 2012.

	For the year ended December 31, 2010		For the year ended December 31, 2011
Risk-free interest rate		0.77%-1.03%		0.33%
Expected life (years)		3.25		3.25
Expected dividend yield		0		0
Volatility		59.24%-60.71%		57.90%
Fair value of options at grant date	US$	2.13-US$2.58	US$	1.92

For the years ended December 31, 2010 and 2011 and 2012, the Company recorded share-based compensation of RMB24.0 million, RMB17.9 million and RMB16.3 million (US$2.6 million), respectively, for options granted to the Company’s employees and directors, including incremental compensation cost due to modification of option exercise price in September 2009.

As of December 31, 2012, there was approximately RMB11.5 million (US$1.9 million) unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested options. This cost is expected to be recognized over a weighted-average period of 0.79 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

23.2 Ordinary shares granted to Incsight Limited (“Incsight”)

Incsight is a company incorporated in the British Virgin Islands and wholly owned by Mr. Jun Zhu, the Chairman of the Board and Chief Executive Officer of the Company. On December 8, 2010, as approved by the Board of Directors, the Company granted 1,500,000 ordinary shares to Incsight, subject to performance conditions, of which 500,000 shares granted will vest when the Group achieves breakeven and 1,000,000 shares will vest when the Group’s cumulative profit reaches US$5 million in a quarter subsequent to the quarter in which the Group breaks even. The ordinary shares granted are not entitled to receive dividends until vested. The Board considered the grant of ordinary shares as an incentive to retain Mr. Zhu’s services with the Group. The awarded nonvested shares would be valid for five years from December 8, 2010. It is considered probable the performance targets will be met. The fair value of the granted nonvested shares was US$6.48 per share, the market price on the date of grant. The Group recorded share-based compensation of RMB3.9 million, RMB30.8 million and RMB14.5 million (US$2.3 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

23.3 Ordinary shares granted to non-executive directors

In May 2011, the Board of Directors granted 30,000 ordinary shares to each of the Group’s four non-executive directors, which 10,000 ordinary shares vest for each director on July 1 of each year from 2011 to 2013 so long as such directors continue their services during the period. An aggregate of 40,000 ordinary shares vested in July 2011 and 2012, respectively. The fair value of the shares granted was US$6.03 per share, being the market price on the date of the grant. The Group recorded share-based compensation of RMB2.3 million and RMB1.9 million (US$0.3 million) for the year ended December 31, 2011 and 2012, respectively.

23.4 Stock options granted by TDC

In September 2008, TDC, a wholly-owned subsidiary of the Group, approved its 2008 Stock Option Plan (“TDC Option Plan”) that provides for the issuance of up to 30,000 ordinary shares. The share option plan has a term of eight years unless terminated earlier by its shareholders and Board of Directors. On October 1, 2008, TDC granted 18,961,000 options to Mr. Zhu and certain employees of TDC to purchase 18,961 ordinary shares of TDC. Those options will vest over four years commencing from January 1, 2008. The exercise price of the options is HK$0.1 per option. The options will expire on December 31, 2015.

The following table summarizes the TDC’s share option activities with Mr. Zhu and TDC employees:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	16,611,000	HK$	0.10	4.0	Nil
Forfeited	(371,000)	HK$	0.10		Nil

Outstanding at December 31, 2012	16,240,000	HK$	0.10	3.0	Nil

Vested and expected to vest at December 31, 2012	16,240,000	HK$	0.10	3.0	Nil

Exercisable at December 31, 2012	16,240,000	HK$	0.10	3.0	Nil

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The intrinsic value as of December 31, 2012 is calculated as the difference between the estimated fair value at December 31, 2012 and the exercise price of the shares.

TDC recorded share-based compensation of RMB0.5 million, RMB0.4 million and nil for options granted for the years ended December 31, 2010, 2011 and 2012, respectively. The share-based compensation was recorded as a component of noncontrolling interest in the consolidated financial statements.

23.5 Stock options and ordinary shares granted by Red 5

In February 2006, Red 5 adopted a Stock Incentive Plan (“Red 5 Stock Incentive Plan”) under which Red 5 may grant to its employees, director and consultants stock option to purchase common stock or restricted stock. As of April 6, 2010 and December 31, 2010, 13,626,955 shares were reserved under Red 5 Stock Incentive Plan. In September, 2011, Red 5 further increased the number of common stocks reserved to 22,855,591 shares. If an option shall expire or terminate for any reason without having been exercised in full, the reserved shares subject to such option shall again be available for subsequent option grants under the plan. From the inception of this plan to December 31, 2012, Red 5 granted a total of 28,963,258 options to its employees and directors at the exercise price ranging from US$0.0001 to US$0.2450 per share, which vest over four years commencing from grant date. Options expire within a period of not more than ten years from the grant date. An option granted to a person who is a greater than 10% shareholder on the date of grant may not be exercisable more than five years after the grant date. As of December 31, 2012, option to purchase 21,533,673 share of common stock were outstanding and options to purchase 251,632 shares of common stock were available for future grant.

The following table summarizes the Red 5’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	19,684,602	US$	0.129	4.95	US$	74,867
Granted	1,921,422	US$	0.116
Exercised	(5,000)	US$	0.124
Forfeited	(67,351)	US$	0.137
Outstanding at December 31, 2012	21,533,673	US$	0.128	4.19	US$	21,815

Vested and expected to vest at December 31, 2012	21,506,496	US$	0.128	4.19	US$	21,815

Exercisable at December 31, 2012	9,302,929	US$	0.132	3.61	US$	21,815

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised for the period from April 6, 2010 to December 31, 2010 and for the year ended December 31, 2011 and 2012 were US$14,141, US$3,507 and nil, respectively.

The fair value of options granted ranged from US$0.012 to US$0.149, measured on the grant date based on the Black-Scholes option pricing model with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate	1.10%-5.00%
Expected life (years)	5.00-6.00
Expected dividend yield	0
Volatility	38.89%-69.36%

In September 2012, Red 5 granted 6,122,435 restricted common stocks to two directors of Red 5 including Mr. Zhu for their services to Red 5. 60% of the restricted common stocks were vested on the grant date. The remaining stocks shall become vested in a series of 36 successive equal monthly installments upon grantees’ completion of each month of service to Red 5 over the 36-month period measured from the grant date.

Red 5 recorded share-based compensation of RMB1.8 million, RMB1.5 million and RMB4.0 million (US$0.6 million) for options and restricted common stocks granted for the period from April 6, 2010 to December 31, 2010 and for the year ended December 31, 2011 and 2012, respectively. The share-based payment awards were recorded as a component of noncontrolling interest in the consolidated financial statements.

As of December 31, 2012, there was approximately RMB4.8 million (US$0.8 million) of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested share-based awards granted to Red 5 grantees. This cost is expected to be recognized over 2.63 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

23.6 Nonvested equity interest of Jiushi granted to employees

In July 2011, the Group granted 20% equity interest of the newly established Jiushi to two employees as an incentive to retain these two employees’ services, which they will earn over three-year period. The fair value of the granted equity interest was estimated to be RMB2.2 million. The Group recorded share-based compensation of RMB0.4 million and RMB0.7 million (US$0.1 million) for the years ended December 31, 2011 and 2012, respectively.